UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.




                        THE ADVISORS' INNER CIRCLE FUND

                                     SIRACH
                                [Graphics Omitted]

        THE SIRACH PORTFOLIOS
        ANNUAL REPORT                                     OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                SIRACH SPECIAL EQUITY PORTFOLIO
                                SIRACH EQUITY PORTFOLIO
                                SIRACH GROWTH PORTFOLIO
                                SIRACH STRATEGIC BALANCED PORTFOLIO
                                ------------------------------------------------




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1
Statements of Net Assets
     Sirach Special Equity Portfolio ....................................      9
     Sirach Equity Portfolio ............................................     15
     Sirach Growth Portfolio ............................................     21
     Sirach Strategic Balanced Portfolio ................................     27
Statements of Operations ................................................     34
Statement of Changes in Net Assets
     Sirach Special Equity Portfolio ....................................     35
     Sirach Equity Portfolio ............................................     36
     Sirach Growth Portfolio ............................................     37
     Sirach Strategic Balanced Portfolio ................................     38
Financial Highlights
     Sirach Special Equity Portfolio ....................................     39
     Sirach Equity Portfolio ............................................     40
     Sirach Growth Portfolio ............................................     41
     Sirach Strategic Balanced Portfolio ................................     42
Notes to Financial Statements ...........................................     43
Report of Independent Registered Public Accounting Firm .................     51
Trustees and Officers of The Advisors' Inner Circle Fund ................     52
Disclosure of Portfolio Expenses ........................................     60
Notice to Shareholders ..................................................     62

--------------------------------------------------------------------------------


The Portfolios' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 877-474-7224; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
December, 2004

Dear Shareholders:

SIRACH SPECIAL EQUITY PORTFOLIO

The Sirach Special Equity Portfolio completed fiscal 2004 with assets of $20.6 million. The small capitalization marketplace once again had a strong showing relative to large cap stocks. The broad small-cap market, as measured by the Russell 2000 Index, returned 11.73% as compared to the Russell 1000 Index return of 9.33% and the S&P 500 Index which returned 9.42%. Growth indices were not as strong as the Russell 2000 Growth Index which returned 5.53%, which was still somewhat better than the Russell 1000 Growth Index performance of 3.38%. The Portfolio return for the fiscal year was (0.36)%.

The Health Care and Consumer Discretionary sectors proved to be the largest drags to performance relative to the index. Negative relative contributors in Health Care came from several industries, ranging from biotechnology to medical equipment manufacturers, to pharmacy benefit management companies. The issue causing the poor performance from these holdings was either poor earnings reports relative to market expectations, or lower than expected forward guidance of revenues or earnings. Our Consumer Discretionary returns were impacted by below market returns from specialty retail holdings which were dominated by holdings in the teen retail space. In addition, a holding in a post-secondary education company was hit hard by an announcement of a government investigation into some of their graduation claims and job placement data. We reduced our weighting in the Consumer Discretionary sector dramatically over the course of the year, moving from an overweight position to an underweight relative to the index.

On the positive side, Financial Services and Energy were strong performers on both an absolute and relative basis. Our holdings in the Energy sector were largely exploration and development companies whose earnings benefited from the rising price of oil. We experienced broad strength across our holdings in the Financial Services sector. Positions in health and life insurance, mortgage finance, and Puerto Rican based finance companies all reported positive earnings gains and strong forward guidance. Technology remained the largest sector weight in the Portfolio and had minimal impact to performance relative to the index.

SIRACH EQUITY PORTFOLIO

The Sirach Equity Portfolio completed fiscal 2004 with $35.4 million in assets under management. For the 12 months ending October 31, the Portfolio returned 0.11%, lagging the 3.38% gain of the Russell 1000 Growth Index.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
Value stocks--especially small value stocks--strongly led US equity markets in 2004. The Energy sector dominated this trend but had little effect in the growth arena, where oil and gas and related issues carry little weight. Cyclical names also outperformed in concert with the U.S. economy's continued rebound; they too, however, are underepresented in growth sectors. Thus, the Russell 1000 Growth Index was driven by the relatively mediocre performance of Consumer Discretionary and Financial Services stocks. The Technology sector--second largest in the index after Health Care--turned in an unusually weak showing with a decline nearing 5%.

This environment was challenging for Sirach. Our risk controls prevented significant investments in Energy and Consumer Cyclicals. Our process' preference for better quality companies also dampened our relative returns, since the ongoing bounce in lower quality stocks continued to work against us.

Our best performing sector was Conglomerates, led by Textron (+40.3%) and 3M (+0.1%). Our weakest sector was Producer Durables, where our process favored the more growth-oriented names whose business relates to the Technology sector:
Applied Materials (-31.1%) and KLA-Tencor (-20.6%).

SIRACH GROWTH PORTFOLIO

The Sirach Growth Portfolio completed fiscal 2004 with $3.2 million in assets under management. For the 12 months ending October 31, the Portfolio's 0.83% advance was short of the S&P 500 Index's return of 9.42%.

As with the Russell 1000 Growth Index, Energy and Consumer Cyclicals stocks drove the performance of the S&P 500 Index in fiscal 2004. Financials and Utilities also turned in strong showings, while Technology lagged. The market's favor of value stocks in 2004 proved a significant disadvantage for Sirach, since the S&P 500 Index holds both value and growth names while our bias is toward growth. Our disciplines led us to overweight the more growth-oriented sectors and to select the higher growth stocks within sectors.

The Sirach Growth Portfolio did participate in the energy bull market with investments in Exxon Mobil, Occidental Petroleum, Burlington Resources and XTO Energy. We also outperformed the S&P 500 Index in several sectors--notably Consumer Staples and Health Care. Unfortunately, our underweighting of the Utilities sector and underperformance within Producer Durables more than offset those positives.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
SIRACH STRATEGIC BALANCED PORTFOLIO

The Sirach Strategic Balanced Portfolio had net assets of $16.9 million on October 31, 2004. Asset allocation was 60.2% common stocks, 34.5% fixed income and the remainder of 5.3% in cash equivalents.

The Sirach Strategic Balanced Portfolio returned 4.08% for the 12 months ending October 31, 2004, compared to 8.20% for the Lipper Balanced Fund Index.

The common stock characteristics for the Portfolio are identical to the Sirach Growth Portfolio, while the bond portion consists primarily of U.S. Treasury securities.

Sincerely,

SIRACH CAPITAL MANAGEMENT, INC.




NOTE: THREE INDICES ARE PROVIDED FOR COMPARATIVE PURPOSES, THE S&P 500 COMPOSITE INDEX, THE LEHMAN AGGREGATE BOND INDEX AND A CUSTOM INDEX CREATED BY AVERAGING THE RETURNS OF THE S&P 500 COMPOSITE AND THE LEHMAN AGGREGATE BOND INDICES. THIS 60/40 BLENDED BALANCED INDEX IS THE APPROPRIATE BENCHMARK FOR THE SIRACH STRATEGIC BALANCED PORTFOLIO.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
                      DEFINITION OF THE COMPARATIVE INDICES

BLENDED BALANCED INDEX is a customized index which consists of 60% of the S&P 500 and 40% of the Lehman Aggregate Index.

LEHMAN AGGREGATE BOND INDEX is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

RUSSELL 1000 GROWTH INDEX is an unmanaged index, comprised of 1,000 stocks of the U.S. companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 GROWTH INDEX contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
 1 Year    5 Years    10 Years
---------------------------------
(0.36%)    (1.80)%      8.34%
---------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   SIRACH SPECIAL         RUSSELL 2000
                  EQUITY PORTFOLIO        GROWTH INDEX

1994                 $10,000                $10,000
1995                  12,531                 12,059
1996                  15,491                 13,666
1997                  16,747                 16,560
1998                  14,237                 13,933
1999                  24,385                 18,013
2000                  33,278                 20,924
2001                  20,885                 14,333
2002                  17,059                 11,241
2003                  22,352                 16,475
2004                  22,272                 17,386

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
  THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
                                     GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE
      INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
     THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
   IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
 1 Year    5 Years  Since 7/1/96*
---------------------------------
  0.11%    (9.34)%      2.70%
---------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   SIRACH EQUITY          RUSSELL 1000
                     PORTFOLIO            GROWTH INDEX

7/1/96*               $10,000               $10,000
1996                   10,980                10,422
1997                   14,091                13,598
1998                   16,153                16,948
1999                   20,380                22,753
2000                   21,933                24,876
2001                   13,019                14,938
2002                   11,048                12,007
2003                   12,469                14,626
2004                   12,483                15,120

 * Beginning of operations. Index comparisons begin on 6/30/96.

** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
  THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
                                     GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
           NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
1 Year     5 Years    10 Years
---------------------------------
 0.83%     (5.53)%      7.54%
---------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   SIRACH GROWTH            S&P 500
                     PORTFOLIO          COMPOSITE INDEX

1994                  $10,000               $10,000
1995                   11,933                12,644
1996                   14,859                15,691
1997                   19,444                20,730
1998                   21,671                25,288
1999                   27,500                31,780
2000                   31,540                33,715
2001                   20,722                25,320
2002                   18,268                21,494
2003                   20,517                25,965
2004                   20,688                28,411

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
 THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
                                     GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
     RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES
       WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                          TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
1 Year     5 Years    10 Years
---------------------------------
 4.08%     (0.16)%      7.72%
---------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          SIRACH STRATEGIC        S&P 500       LEHMAN AGGREGATE     BLENDED
         BALANCED PORTFOLIO   COMPOSITE INDEX      BOND INDEX     BALANCED INDEX

1994          $10,000           $10,000             $10,000          $10,000
1995           11,910            12,644              11,565           12,209
1996           13,712            15,691              12,239           14,230
1997           16,561            20,730              13,331           17,447
1998           18,322            25,288              14,573           20,491
1999           21,206            31,780              14,651           23,604
2000           23,553            33,715              15,720           25,221
2001           19,639            25,320              18,009           22,558
2002           18,500            21,494              19,070           21,071
2003           20,209            25,965              20,006           24,133
2004           21,033            28,411              21,114           26,044

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
  THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
                                     GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
     RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Technology                              28.5%
Health Care                             20.5%
Financial Services                      15.5%
Consumer Discretionary                  13.9%
Cash Equivalents                         5.3%
Producer Durables                        4.4%
Other Energy                             4.0%
Materials & Processing                   3.4%
Auto & Transportation                    2.4%
Other                                    2.1%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
AUTO & TRANSPORTATION -- 2.4%
MISCELLANEOUS BUSINESS SERVICES -- 2.4%
   Aviall* .......................................         10,700   $   231,655
   Building Material Holding .....................          9,300       268,770
                                                                    -----------
                                                                        500,425
                                                                    -----------
   Total Auto & Transportation ...................                      500,425
                                                                    -----------

CONSUMER DISCRETIONARY -- 13.9%
RENT & LEASING SERVICES - CONSUMER -- 1.0%
   Aaron Rents ...................................          9,900       214,830
                                                                    -----------

RESTAURANTS -- 1.7%
   Sonic*  .......................................         12,800       348,544
                                                                    -----------

RETAIL -- 7.5%
   American Eagle Outfitters* ....................          7,100       290,248
   Claire's Stores ...............................         16,400       426,728
   Guitar Center* ................................          7,100       316,873
   Nautilus Group ................................         14,000       275,100
   Petco Animal Supplies* ........................          6,700       239,659
                                                                    -----------
                                                                      1,548,608
                                                                    -----------

SERVICES - COMMERCIAL -- 1.3%
   Korn/Ferry International* .....................         15,100       262,740
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
SHOES -- 1.2%
   Wolverine World Wide ............................        8,100   $   246,564
                                                                    -----------

TEXTILES APPAREL MANUFACTURES -- 1.2%
   Guess?* .........................................       14,400       240,480
                                                                    -----------
   Total Consumer Discretionary ....................                  2,861,766
                                                                    -----------

FINANCIAL SERVICES -- 15.5%
BANKS - OUTSIDE NEW YORK CITY -- 10.0%
   Colonial BancGroup ..............................       15,000       324,750
   East-West Bancorp ...............................        8,300       332,332
   R & G Financial, Cl B ...........................        9,550       359,271
   Silicon Valley Bancshares* ......................        8,100       324,081
   UCBH Holdings ...................................        6,700       288,703
   Wintrust Financial ..............................        7,600       433,200
                                                                    -----------
                                                                      2,062,337
                                                                    -----------

FINANCIAL MISCELLANEOUS -- 1.6%
   NCO Group* ......................................       12,500       334,375
                                                                    -----------

INSURANCE - MULTI-LINE -- 0.7%
   UICI* ...........................................        4,900       144,942
                                                                    -----------

INSURANCE - PROPERTY CASUALTY -- 1.7%
   Ohio Casualty* ..................................       16,700       348,696
                                                                    -----------

REAL ESTATE INVESTMENT TRUST -- 1.5%
   New Century Financial ...........................        5,550       306,082
                                                                    -----------
   Total Financial Services ........................                  3,196,432
                                                                    -----------

HEALTH CARE -- 20.6%
DRUGS & PHARMACEUTICALS -- 4.2%
   Charles River Laboratories International* .......        3,800       177,802
   Chattem* ........................................        9,500       317,870
   Noven Pharmaceuticals* ..........................        7,800       175,890
   Serologicals* ...................................        8,200       193,930
                                                                    -----------
                                                                        865,492
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
HEALTH CARE MANAGEMENT SERVICES -- 1.4%
   Centene* ........................................        6,000   $   284,580
                                                                    -----------

HEALTH CARE SERVICES -- 2.5%
   Amedisys* .......................................       10,800       326,484
   Healthcare Services Group .......................       10,600       196,418
                                                                    -----------
                                                                        522,902
                                                                    -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 8.4%
   American Medical Systems Holdings* ..............        5,400       200,340
   Dade Behring Holdings* ..........................        3,100       174,499
   Haemonetics* ....................................        8,700       285,795
   Intuitive Surgical* .............................        8,600       250,948
   Mentor ..........................................        8,100       281,880
   Sybron Dental Specialties* ......................        5,700       185,649
   Ventana Medical Systems* ........................        6,300       340,956
                                                                    -----------
                                                                      1,720,067
                                                                    -----------

MEDICAL SERVICES -- 4.1%
   Cerner* .........................................        3,800       171,570
   Parexel International* ..........................        8,400       161,700
   Quality Systems* ................................        3,700       187,368
   VCA Antech* .....................................       14,000       313,880
                                                                    -----------
                                                                        834,518
                                                                    -----------
   Total Health Care ...............................                  4,227,559
                                                                    -----------

MATERIALS & PROCESSING -- 5.6%
CHEMICALS -- 2.1%
   Albemarle .......................................        6,200       222,270
   Mosaic* .........................................       13,900       209,056
                                                                    -----------
                                                                        431,326
                                                                    -----------

MACHINERY - SPECIALTY -- 1.5%
   Joy Global ......................................        8,900       300,731
                                                                    -----------

MISCELLANEOUS MATERIALS & COMMODITIES -- 2.0%
   Ceradyne* .......................................        9,500       407,455
                                                                    -----------
   Total Materials & Processing ....................                  1,139,512
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
OTHER ENERGY -- 4.0%
OIL - CRUDE PRODUCERS -- 4.0%
   Cabot Oil & Gas .................................        3,900   $   165,009
   Patina Oil & Gas ................................        8,950       255,970
   Plains Exploration & Production* ................       15,804       395,100
                                                                    -----------
                                                                        816,079
                                                                    -----------
   Total Other Energy...............................                    816,079
                                                                    -----------

PRODUCER DURABLES -- 4.5%
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
   Ametek ..........................................       13,500       444,420
                                                                    -----------

MACHINERY - SPECIALTY -- 1.1%
   Manitowoc .......................................        6,300       222,390
                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT -- 1.3%
   Polycom*.........................................       12,600       260,190
                                                                    -----------
   Total Producer Durables..........................                    927,000
                                                                    -----------

TECHNOLOGY -- 28.6%
COMMUNICATIONS TECHNOLOGY -- 1.7%
   Digi International* .............................       25,400       347,726
                                                                    -----------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.3%
   Akamai Technologies* ............................       14,300       198,055
   Ansys* ..........................................       16,100       444,360
   Digital River* ..................................       10,500       349,650
   Infospace* ......................................        7,000       367,500
   Websense* .......................................        8,100       328,617
   Wind River Systems* .............................       16,000       214,240
   Witness Systems* ................................       14,400       224,064
                                                                    -----------
                                                                      2,126,486
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
COMPUTER TECHNOLOGY -- 7.5%
   Agilysys ........................................       16,700   $   285,403
   Catapult Communications* ........................       11,500       282,440
   Innovative Solutions & Support* .................        8,500       178,330
   RSA Security* ...................................        6,700       137,082
   SRA International, Cl A* ........................        4,400       236,544
   Synaptics* ......................................       13,500       427,140
                                                                    -----------
                                                                      1,546,939
                                                                    -----------

ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.7%
   Cree* ...........................................       10,400       358,904
                                                                    -----------

ELECTRONICS - TECHNOLOGY -- 4.9%
   EDO .............................................        8,200       229,436
   Molecular Devices* ..............................       11,100       222,166
   Scansource* .....................................        5,900       365,387
   Trimble Navigation* .............................        6,300       180,747
                                                                    -----------
                                                                        997,736
                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT -- 2.5%
   Ditech Communications* ..........................       10,200       233,988
   Plantronics .....................................        6,400       278,400
                                                                    -----------
                                                                        512,388
                                                                    -----------
   Total Technology ................................                  5,890,179
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $15,635,035) ...........................                 19,558,952
                                                                    -----------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.3%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market ...............      832,291       832,291
   HighMark Government Money Market ................      262,346       262,346
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $1,094,637).............................                  1,094,637
                                                                    -----------
   TOTAL INVESTMENTS -- 100.4%
      (Cost $16,729,672) ...........................                 20,653,589
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%

                                                                       VALUE
                                                                   ------------
   Payable for Investment Securities Purchased ...............     $   (164,683)
   Payable for Capital Shares Redeemed .......................             (220)
   Administration Fees Payable ...............................          (23,815)
   Investment Advisory Fees Payable ..........................          (12,872)
   Trustees' Fees Payable ....................................           (1,963)
   Other Assets and Liabilities, Net .........................          124,416
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ........................          (79,137)
                                                                   ------------
   NET ASSETS -- 100.0% ......................................     $ 20,574,452
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...........................................     $ 55,887,461
   Accumulated net realized loss on investments ..............      (39,236,926)
   Net unrealized appreciation on investments ................        3,923,917
                                                                   ------------
   NET ASSETS ................................................     $ 20,574,452
                                                                   ============

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ..............        3,761,405
   NET ASSET VALUE, Offering and Redemption Price Per Share ..            $5.47
                                                                          =====

  *   NON-INCOME PRODUCING SECURITY

 CL   CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Technology                              24.0%
Health Care                             19.3%
Consumer Discretionary                  18.1%
Financial Services                       8.5%
Materials & Processing                   6.8%
Other                                    6.7%
Consumer Staples                         5.7%
Cash Equivalents                         5.0%
Auto & Transportation                    4.4%
Other Energy                             1.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
AUTO & TRANSPORTATION -- 4.4%
TRANSPORTATION MISCELLANEOUS -- 4.4%
   Paccar ..........................................        5,900   $   408,929
   Textron .........................................        5,600       381,640
   United Parcel Service, Cl B .....................        9,500       752,210
                                                                    -----------
                                                                      1,542,779
                                                                    -----------
   Total Auto & Transportation .....................                  1,542,779
                                                                    -----------

CONSUMER DISCRETIONARY -- 18.2%
ENTERTAINMENT -- 1.0%
   Macrovision* ....................................       12,900       348,816
                                                                    -----------

HOTEL/MOTEL -- 2.9%
   Host Marriott* ..................................       25,300       368,115
   Starwood Hotels & Resorts Worldwide .............       13,900       663,447
                                                                    -----------
                                                                      1,031,562
                                                                    -----------

RESTAURANTS -- 3.2%
   McDonald's ......................................       18,300       533,445
   Yum! Brands .....................................       13,600       591,600
                                                                    -----------
                                                                      1,125,045
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
RETAIL -- 11.1%
   Circuit City Stores .............................       22,600   $   367,250
   Claire's Stores .................................       26,600       692,132
   Home Depot ......................................       19,800       813,384
   Leggett & Platt .................................       13,100       368,503
   Michaels Stores .................................       12,400       360,840
   Nike, Cl B ......................................        8,900       723,659
   Staples .........................................       20,600       612,644
                                                                    -----------
                                                                      3,938,412
                                                                    -----------
   Total Consumer Discretionary ....................                  6,443,835
                                                                    -----------

CONSUMER STAPLES -- 5.7%
FOODS -- 2.0%
   Kellogg .........................................       17,000       731,000
                                                                    -----------

SOAP & HOUSEHOLD CHEMICALS -- 3.7%
   Clorox ..........................................        9,500       518,700
   Procter & Gamble ................................       15,400       788,172
                                                                    -----------
                                                                      1,306,872
                                                                    -----------
   Total Consumer Staples ..........................                  2,037,872
                                                                    -----------

FINANCIAL SERVICES -- 8.5%
BANKS - OUTSIDE NEW YORK CITY -- 4.2%
   Marshall & Ilsley ...............................        8,700       365,139
   Wachovia ........................................       11,500       565,915
   Wells Fargo .....................................        9,500       567,340
                                                                    -----------
                                                                      1,498,394
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES -- 2.1%
   American Express ................................        7,500       398,025
   Capital One Financial ...........................        4,800       354,048
                                                                    -----------
                                                                        752,073
                                                                    -----------

FINANCE DATA PROCESS SERVICES -- 1.1%
   Global Payments .................................        6,800       372,368
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
FINANCIAL MISCELLANEOUS -- 1.1%
   AMBAC Financial Group ...........................        5,000   $   390,300
                                                                    -----------
   Total Financial Services ........................                  3,013,135
                                                                    -----------

HEALTH CARE -- 19.5%
DRUGS & PHARMACEUTICALS -- 7.1%
   Charles River Laboratories International* .......        7,300       341,567
   Elan Corp* ......................................       13,000       335,400
   Gilead Sciences* ................................        9,600       332,448
   Johnson & Johnson ...............................       25,700     1,500,366
                                                                    -----------
                                                                      2,509,781
                                                                    -----------

ELECTRICAL - MAJOR COMPANY -- 2.3%
   Medtronic .......................................       16,100       822,871
                                                                    -----------

HEALTH CARE FACILITIES -- 1.0%
   Laboratory Corp Of America Holdings* ............        8,000       366,400
                                                                    -----------

HEALTH CARE MANAGEMENT SERVICES -- 2.6%
   Aetna ...........................................        3,600       342,000
   UnitedHealth Group ..............................        7,700       557,480
                                                                    -----------
                                                                        899,480
                                                                    -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.5%
   Biomet ..........................................       10,700       499,476
   Dentsply International ..........................       13,700       712,537
   Guidant .........................................        5,200       346,424
   Mentor ..........................................       10,500       365,400
   Sybron Dental Specialties* ......................       11,200       364,784
                                                                    -----------
                                                                      2,288,621
                                                                    -----------
   Total Health Care ...............................                  6,887,153
                                                                    -----------

MATERIALS & PROCESSING -- 6.9%
CHEMICALS -- 2.7%
   Dow Chemical ....................................        8,000       359,520
   Ecolab ..........................................       18,100       612,685
                                                                    -----------
                                                                        972,205
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
HOME BUILDING -- 1.1%
   Masco ...........................................       11,100   $   380,286
                                                                    -----------

MACHINERY - SPECIALTY -- 3.1%
   Joy Global ......................................       11,000       371,690
   Rockwell Automation .............................       17,000       708,730
                                                                    -----------
                                                                      1,080,420
                                                                    -----------
   Total Materials & Processing.....................                  2,432,911
                                                                    -----------

OTHER -- 6.7%
MULTI-SECTOR COMPANIES -- 3.8%
   Fisher Scientific International* ................        8,600       493,296
   Fortune Brands ..................................        4,800       349,536
   General Electric ................................       15,130       516,236
                                                                    -----------
                                                                      1,359,068
                                                                    -----------

PRINTING & PUBLISHING -- 1.6%
   McGraw-Hill .....................................        6,600       569,250
                                                                    -----------

SERVICES - COMMERCIAL -- 1.3%
   Republic Services ...............................       14,900       458,920
                                                                    -----------
   Total Other .....................................                  2,387,238
                                                                    -----------

OTHER ENERGY -- 1.5%
OIL - CRUDE PRODUCERS -- 1.5%
   Burlington Resources ............................       12,900       535,350
                                                                    -----------
   Total Other Energy ..............................                    535,350
                                                                    -----------

TECHNOLOGY -- 24.2%
COMMUNICATIONS TECHNOLOGY -- 4.4%
   Nextel Partners, Cl A* ..........................       28,600       481,624
   Qualcomm ........................................       25,700     1,074,517
                                                                    -----------
                                                                      1,556,141
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 16.1%
   Acxiom ..........................................       22,500   $   562,500
   Adobe Systems ...................................       15,100       846,053
   Apple Computer* .................................       21,000     1,103,130
   Infosys Technologies ADR* .......................        9,400       625,100
   Microsoft .......................................       43,280     1,211,408
   NCR* ............................................        9,900       557,865
   Symantec* .......................................       13,700       780,078
                                                                    -----------
                                                                      5,686,134
                                                                    -----------

COMPUTER TECHNOLOGY -- 0.9%
   Zebra Technologies, Cl A* .......................        6,000       317,940
                                                                    -----------

ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.6%
   Cree* ...........................................       16,900       583,219
                                                                    -----------

ELECTRONICS - TECHNOLOGY -- 1.2%
   Trimble Navigation* .............................       14,300       410,267
                                                                    -----------
   Total Technology ................................                  8,553,701
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $30,977,981) ...........................                 33,833,974
                                                                    -----------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.1%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market ...............    1,416,175     1,416,175
   HighMark Government Money Market ................      372,233       372,233
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $1,788,408) ............................                  1,788,408
                                                                    -----------
   TOTAL INVESTMENTS -- 100.7%
      (Cost $32,766,389) ...........................                 35,622,382
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (0.7)%
   Payable for Investment Securities Purchased .....                 (1,022,741)
   Investment Advisory Fees Payable ................                    (19,331)
   Administration Fees Payable .....................                    (10,214)
   Trustees' Fees Payable ..........................                     (2,514)
   Other Assets and Liabilities, Net ...............                    799,982
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                   (254,818)
                                                                    -----------
   NET ASSETS -- 100.0% ............................                $35,367,564
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                      VALUE
                                                                   ------------
Paid in Capital ..............................................     $ 49,829,861
Accumulated net realized loss on investments .................      (17,318,290)
Net unrealized appreciation on investments ...................        2,855,993
                                                                   ------------
NET ASSETS ...................................................     $ 35,367,564
                                                                   ------------

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .................        3,799,732
NET ASSET VALUE, Offering and Redemption Price Per Share .....            $9.31
                                                                          =====

  *  NON-INCOME PRODUCING SECURITY

ADR  AMERICAN DEPOSITARY RECEIPT

 CL  CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Technology                              17.5%
Financial Services                      16.5%
Consumer Discretionary                  16.0%
Health Care                             11.1%
Other                                    9.0%
Materials & Processing                   7.4%
Intergrated Oils                         5.9%
Consumer Staples                         4.9%
Cash Equivalents                         4.8%
Auto & Transportation                    4.5%
Other Energy                             2.4%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
AUTO & TRANSPORTATION -- 4.6%
TRANSPORTATION MISCELLANEOUS -- 4.6%
   Paccar .........................................           500   $    34,655
   Textron ........................................           500        34,075
   United Parcel Service, Cl B ....................         1,000        79,180
                                                                    -----------
                                                                        147,910
                                                                    -----------
   Total Auto & Transportation ....................                     147,910
                                                                    -----------

CONSUMER DISCRETIONARY -- 16.2%
ENTERTAINMENT -- 1.0%
   Macrovision* ...................................         1,200        32,448
                                                                    -----------

HOTEL/MOTEL -- 2.8%
   Host Marriott* .................................         2,300        33,465
   Starwood Hotels & Resorts Worldwide ............         1,200        57,276
                                                                    -----------
                                                                         90,741
                                                                    -----------

RESTAURANTS -- 3.3%
   McDonald's .....................................         1,700        49,555
   Yum! Brands ....................................         1,300        56,550
                                                                    -----------
                                                                        106,105
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
RETAIL -- 9.1%
   Circuit City Stores ............................         2,100   $    34,125
   Claire's Stores ................................         2,500        65,050
   Home Depot .....................................         1,000        41,080
   Michaels Stores ................................         1,200        34,920
   Nike, Cl B .....................................           800        65,048
   Staples ........................................         1,800        53,532
                                                                    -----------
                                                                        293,755
                                                                    -----------
   Total Consumer Discretionary...................                      523,049
                                                                    -----------

CONSUMER STAPLES -- 4.9%
FOODS -- 2.1%
   Kellogg ........................................         1,600        68,800
                                                                    -----------

SOAP & HOUSEHOLD CHEMICALS -- 2.8%
   Clorox .........................................           900        49,140
   Procter & Gamble ...............................           800        40,944
                                                                    -----------
                                                                         90,084
                                                                    -----------
   Total Consumer Staples..........................                     158,884
                                                                    -----------

FINANCIAL SERVICES -- 16.7%
BANKS - OUTSIDE NEW YORK CITY -- 10.6%
   Bank of America ................................         1,300        58,227
   Hibernia, Cl A .................................         2,100        60,900
   Marshall & Ilsley ..............................         1,600        67,152
   Wachovia .......................................         1,500        73,815
   Wells Fargo ....................................         1,400        83,608
                                                                    -----------
                                                                        343,702
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES -- 1.9%
   American Express ...............................           600        31,842
   Capital One Financial ..........................           400        29,504
                                                                    -----------
                                                                         61,346
                                                                    -----------

FINANCE DATA PROCESS SERVICES -- 1.0%
   Global Payments ................................           600        32,856
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
FINANCIAL MISCELLANEOUS -- 2.2%
   AMBAC Financial Group ..........................           900   $    70,254
                                                                    -----------

INSURANCE - PROPERTY CASUALTY -- 1.0%
   Ohio Casualty* .................................         1,600        33,408
                                                                    -----------
   Total Financial Services........................                     541,566
                                                                    -----------

HEALTH CARE -- 11.2%
DRUGS & PHARMACEUTICALS -- 4.8%
   Charles River Laboratories International* ......           700        32,753
   Gilead Sciences* ...............................         1,000        34,630
   Johnson & Johnson ..............................         1,500        87,570
                                                                    -----------
                                                                        154,953
                                                                    -----------

HEALTH CARE FACILITIES -- 1.0%
   Laboratory Corp Of America Holdings* ...........           700        32,060
                                                                    -----------

HEALTH CARE MANAGEMENT SERVICES -- 1.8%
   Aetna ..........................................           300        28,500
   UnitedHealth Group .............................           400        28,960
                                                                    -----------
                                                                         57,460
                                                                    -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.6%
   Biomet .........................................           700        32,676
   Dentsply International .........................         1,000        52,010
   Guidant ........................................           500        33,310
                                                                    -----------
                                                                        117,996
                                                                    -----------
   Total Health Care...............................                     362,469
                                                                    -----------

INTEGRATED OILS -- 6.0%
OIL - INTEGRATED DOMESTIC -- 1.6%
   Occidental Petroleum ...........................           900        50,247
                                                                    -----------

OIL - INTEGRATED INTERNATIONAL -- 4.4%
   Exxon Mobil ....................................         2,900       142,738
                                                                    -----------
   Total Integrated Oils...........................                     192,985
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
MATERIALS & PROCESSING -- 7.4%
CHEMICALS -- 2.7%
   Dow Chemical ...................................         1,000   $    44,940
   Ecolab .........................................         1,300        44,005
                                                                    -----------
                                                                         88,945
                                                                    -----------

HOME BUILDING -- 1.6%
   Masco ..........................................         1,500        51,390
                                                                    -----------

MACHINERY - SPECIALTY -- 3.1%
   Joy Global .....................................         1,000        33,790
   Rockwell Automation ............................         1,600        66,704
                                                                    -----------
                                                                        100,494
                                                                    -----------
   Total Materials & Processing....................                     240,829
                                                                    -----------

OTHER -- 9.1%
MULTI-SECTOR COMPANIES -- 6.2%
   Fisher Scientific International* ...............           800        45,888
   Fortune Brands .................................           400        29,128
   General Electric ...............................         3,700       126,244
                                                                    -----------
                                                                        201,260
                                                                    -----------

PRINTING & PUBLISHING -- 1.6%
   McGraw-Hill ....................................           600        51,750
                                                                    -----------

SERVICES - COMMERCIAL -- 1.3%
   Republic Services ..............................         1,300        40,040
                                                                    -----------
   Total Other ....................................                     293,050
                                                                    -----------

OTHER ENERGY -- 2.5%
OIL - CRUDE PRODUCERS -- 2.5%
   Burlington Resources ...........................         1,200        49,800
   XTO Energy .....................................           900        30,042
                                                                    -----------
                                                                         79,842
                                                                    -----------
   Total Other Energy .............................                      79,842
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
TECHNOLOGY -- 17.7%
COMMUNICATIONS TECHNOLOGY -- 3.7%
   Nextel Partners, Cl A* .........................         2,600   $    43,784
   Qualcomm .......................................         1,800        75,258
                                                                    -----------
                                                                        119,042
                                                                    -----------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.9%
   Acxiom .........................................         1,400        35,000
   Adobe Systems ..................................         1,400        78,442
   Apple Computer* ................................         2,000       105,060
   Microsoft ......................................         2,340        65,497
   NCR* ...........................................           600        33,810
   Symantec* ......................................         1,200        68,328
                                                                    -----------
                                                                        386,137
                                                                    -----------

COMPUTER TECHNOLOGY -- 1.0%
   Zebra Technologies, Cl A* ......................           600        31,794
                                                                    -----------

ELECTRONICS - TECHNOLOGY -- 1.1%
   Trimble Navigation* ............................         1,300        37,297
                                                                    -----------
   Total Technology ...............................                     574,270
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $2,781,652) ...........................                   3,114,854
                                                                    -----------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.9%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market ..............       129,424       129,424
   HighMark Government Money Market ...............        28,482        28,482
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $157,906) .............................                     157,906
                                                                    -----------
   TOTAL INVESTMENTS -- 101.2%
      (Cost $2,939,558) ...........................                   3,272,760
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (1.2)%
   Payable for Investment Securities Purchased ....                     (77,291)
   Payable for Capital Shares Redeemed ............                      (4,621)
   Administration Fees Payable ....................                      (2,858)
   Investment Advisory Fees Payable ...............                      (1,770)
   Trustees' Fees Payable .........................                        (406)
   Other Assets and Liabilities, Net ..............                      48,149
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                     (38,797)
                                                                    -----------
   NET ASSETS -- 100.0% ...........................                 $ 3,233,963
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                    -----------

   Paid in Capital ...................................              $ 5,533,641
   Accumulated net realized loss on investments.......               (2,632,880)
   Net unrealized appreciation on investments ........                  333,202
                                                                    -----------
   NET ASSETS ........................................              $ 3,233,963
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ......                  532,943
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ................................                    $6.07
                                                                          =====

   *  NON-INCOME PRODUCING SECURITY

  CL  CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

U.S. Treasury/Agency Obligations        32.6%
Financial Services                      12.3%
Technology                              10.9%
Consumer Discretionary                  10.1%
Health Care                              6.8%
Other                                    5.6%
Cash Equivalents                         5.4%
Materials & Processing                   4.6%
Intergrated Oils                         4.3%
Consumer Staples                         2.9%
Auto & Transportation                    2.8%
Other Energy                             1.8%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 60.2%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
AUTO & TRANSPORTATION -- 2.8%
TRANSPORTATION MISCELLANEOUS -- 2.8%
   Paccar .........................................         1,700   $   117,827
   Textron ........................................         1,700       115,855
   United Parcel Service, Cl B ....................         3,000       237,540
                                                                    -----------
                                                                        471,222
                                                                    -----------
   Total Auto & Transportation ....................                     471,222
                                                                    -----------

CONSUMER DISCRETIONARY -- 10.0%
ENTERTAINMENT -- 0.7%
   Macrovision* ...................................         4,100       110,864
                                                                    -----------

HOTEL/MOTEL -- 1.8%
   Host Marriott* .................................         7,600       110,580
   Starwood Hotels & Resorts Worldwide                      4,000       190,920
                                                                    -----------
                                                                        301,500
                                                                    -----------

RESTAURANTS -- 1.9%
   McDonald's .....................................         5,300       154,495
   Yum! Brands ....................................         4,000       174,000
                                                                    -----------
                                                                        328,495
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
RETAIL -- 5.6%
   Circuit City Stores ............................         6,600   $   107,250
   Claire's Stores ................................         7,700       200,354
   Home Depot .....................................         3,400       139,672
   Michaels Stores ................................         3,600       104,760
   Nike, Cl B .....................................         2,700       219,537
   Staples ........................................         5,600       166,544
                                                                    -----------
                                                                        938,117
                                                                    -----------
   Total Consumer Discretionary ...................                   1,678,976
                                                                    -----------

CONSUMER STAPLES -- 2.9%
FOODS -- 1.3%
   Kellogg ........................................         5,000       215,000
                                                                    -----------

SOAP & HOUSEHOLD CHEMICALS -- 1.6%
   Clorox .........................................         2,700       147,420
   Procter & Gamble ...............................         2,500       127,950
                                                                    -----------
                                                                        275,370
                                                                    -----------
   Total Consumer Staples .........................                     490,370
                                                                    -----------

FINANCIAL SERVICES -- 10.5%
BANKS - OUTSIDE NEW YORK CITY -- 6.5%
   Bank of America ................................         4,200       188,118
   Hibernia, Cl A .................................         6,600       191,400
   Marshall & Ilsley ..............................         5,300       222,441
   Wachovia .......................................         4,700       231,287
   Wells Fargo ....................................         4,500       268,740
                                                                    -----------
                                                                      1,101,986
                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
   American Express ...............................         2,100       111,447
   Capital One Financial ..........................         1,400       103,264
                                                                    -----------
                                                                        214,711
                                                                    -----------

FINANCE DATA PROCESS SERVICES -- 0.7%
   Global Payments ................................         2,000       109,520
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 1.4%
   AMBAC Financial Group ..........................         3,000       234,180
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
INSURANCE - PROPERTY CASUALTY -- 0.6%
   Ohio Casualty* .................................         5,100   $   106,488
                                                                    -----------
   Total Financial Services .......................                   1,766,885
                                                                    -----------

HEALTH CARE -- 6.8%
DRUGS & PHARMACEUTICALS -- 2.8%
   Charles River Laboratories International* ......         2,100        98,259
   Gilead Sciences* ...............................         3,200       110,816
   Johnson & Johnson ..............................         4,600       268,548
                                                                    -----------
                                                                        477,623
                                                                    -----------

HEALTH CARE FACILITIES -- 0.6%
   Laboratory Corp Of America Holdings* ...........         2,400       109,920
                                                                    -----------

HEALTH CARE MANAGEMENT SERVICES -- 1.2%
   Aetna ..........................................         1,000        95,000
   UnitedHealth Group .............................         1,400       101,360
                                                                    -----------
                                                                        196,360
                                                                    -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.2%
   Biomet .........................................         2,200       102,696
   Dentsply International .........................         3,100       161,231
   Guidant ........................................         1,500        99,930
                                                                    -----------
                                                                        363,857
                                                                    -----------
   Total Health Care...............................                   1,147,760
                                                                    -----------

INTEGRATED OILS -- 4.3%
OIL - INTEGRATED DOMESTIC -- 1.3%
   Occidental Petroleum ...........................         3,900       217,737
                                                                    -----------

OIL - INTEGRATED INTERNATIONAL -- 3.0%
   Exxon Mobil ....................................        10,400       511,888
                                                                    -----------
   Total Integrated Oils ..........................                     729,625
                                                                    -----------

MATERIALS & PROCESSING -- 4.6%
CHEMICALS -- 1.8%
   Dow Chemical ...................................         3,400       152,796
   Ecolab .........................................         4,300       145,555
                                                                    -----------
                                                                        298,351
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
HOME BUILDING -- 1.0%
   Masco ..........................................         4,800   $   164,448
                                                                    -----------

MACHINERY - SPECIALTY -- 1.8%
   Joy Global .....................................         3,200       108,128
   Rockwell Automation ............................         4,900       204,281
                                                                    -----------
                                                                        312,409
                                                                    -----------
   Total Materials & Processing ...................                     775,208
                                                                    -----------

OTHER -- 5.6%
MULTI-SECTOR COMPANIES -- 3.8%
   Fisher Scientific International* ...............         2,500       143,400
   Fortune Brands .................................         1,500       109,230
   General Electric ...............................        11,500       392,380
                                                                    -----------
                                                                        645,010
                                                                    -----------

PRINTING & PUBLISHING -- 1.0%
   McGraw-Hill ....................................         1,900       163,875
                                                                    -----------

SERVICES - COMMERCIAL -- 0.8%
   Republic Services ..............................         4,200       129,360
                                                                    -----------
   Total Other ....................................                     938,245
                                                                    -----------

OTHER ENERGY -- 1.8%
OIL - CRUDE PRODUCERS -- 1.8%
   Burlington Resources ...........................         5,000       207,500
   XTO Energy .....................................         3,000       100,140
                                                                    -----------
                                                                        307,640
                                                                    -----------
   Total Other Energy..............................                     307,640
                                                                    -----------

TECHNOLOGY -- 10.9%
COMMUNICATIONS TECHNOLOGY -- 2.3%
   Nextel Partners, Cl A* .........................         8,200       138,088
   Qualcomm .......................................         6,100       255,041
                                                                    -----------
                                                                        393,129
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ----------   -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.3%
   Acxiom .........................................         4,400   $   110,000
   Adobe Systems ..................................         4,600       257,738
   Apple Computer* ................................         6,300       330,939
   Microsoft ......................................         7,500       209,925
   NCR* ...........................................         1,900       107,065
   Symantec* ......................................         3,800       216,372
                                                                    -----------
                                                                      1,232,039
                                                                    -----------

COMPUTER TECHNOLOGY -- 0.6%
   Zebra Technologies, Cl A* ......................         1,800        95,382
                                                                    -----------

ELECTRONICS - TECHNOLOGY -- 0.7%
   Trimble Navigation* ............................         4,200       120,498
                                                                    -----------
   Total Technology ...............................                   1,841,048
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $8,862,236) ............................                  10,146,979
                                                                    -----------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 1.8%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                       ----------
FINANCIAL INSTITUTIONS -- 1.8%
FINANCE BONDS -- 0.7%
   American Honda Finance MTN
     1.750%, 01/16/07 .............................      $ 50,000        50,026
   Citigroup
     1.870%, 06/04/07 .............................        75,000        75,001
                                                                    -----------
                                                                        125,027
                                                                    -----------

FINANCE COMPANIES -- 1.1%
   Fannie Mae
     4.250%, 05/15/09 .............................       175,000       180,146
                                                                    -----------
   Total Financial Institutions ...................                     305,173
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------   -----------
TRANSPORTATION -- 0.0%
AIR TRANSPORT -- 0.0%
   Continental Airlines, Ser 00-1
     8.499%, 05/01/11 .............................      $     99   $        73
                                                                    -----------
   Total Transportation ...........................                          73
                                                                    -----------
   TOTAL CORPORATE BONDS
     (Cost $300,139) ..............................                     305,246
                                                                    -----------
--------------------------------------------------------------------------------
U.S. TREASURY/AGENCY OBLIGATIONS -- 32.7%
--------------------------------------------------------------------------------

   Federal Home Loan Bank
     2.000%, 02/13/06 .............................        25,000        24,830
   Federal Home Loan Mortgage
     2.875%, 12/15/06 .............................       300,000       300,267
   U.S. Treasury Bill
     1.576%, 12/02/04 .............................       125,000       124,814
   U.S. Treasury Bond
     6.250%, 05/15/30 .............................       125,000       150,312
     5.250%, 11/15/28 .............................       175,000       184,474
   U.S. Treasury Note
     5.875%, 11/15/04 .............................       125,000       125,186
     5.500%, 02/15/08 .............................       350,000       378,382
     5.000%, 08/15/11 .............................       150,000       161,994
     4.875%, 02/15/12 .............................        50,000        53,584
     4.750%, 11/15/08 .............................       925,000       983,099
     4.250%, 11/15/13 .............................       482,000       491,790
     4.250%, 08/15/14 .............................       875,000       890,449
     3.500%, 11/15/06 .............................       125,000       127,300
     3.500%, 08/15/09 .............................       450,000       454,658
     3.125%, 09/15/08 .............................        75,000        75,211
     3.000%, 11/15/07 .............................       350,000       351,805
     2.750%, 08/15/07 .............................       150,000       149,918
     2.375%, 08/31/06 .............................       175,000       174,583
     2.250%, 02/15/07 .............................       200,000       198,281
     1.625%, 04/30/05 .............................       100,000        99,766
                                                                    -----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $5,445,626) ...........................                   5,500,703
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.3%
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------   ------------

   HighMark Diversified Money Market ..............      675,451    $   675,451
   HighMark Government Money Market ...............      224,236        224,236
                                                                    -----------
   TOTAL CASH EQUIVALENTS
     (Cost $899,687) ..............................                     899,687
                                                                    -----------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $15,507,688)............................                  16,852,615
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- 0.00%
   Payable for Investment Securities Purchased ....                    (240,488)
   Investment Advisory Fees Payable ...............                      (9,270)
   Administration Fees Payable ....................                      (4,894)
   Trustees' Fees Payable .........................                      (1,433)
   Other Assets and Liabilities, Net ..............                     259,716
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                       3,631
                                                                    -----------
   NET ASSETS -- 100.0% ...........................                 $16,856,246
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid in Capital ................................                 $20,841,163
   Undistributed net investment income ............                       5,563
   Accumulated net realized loss on investments ...                  (5,335,407)
   Net unrealized appreciation on investments .....                   1,344,927
                                                                    -----------
   NET ASSETS .....................................                 $16,856,246
                                                                    ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value) ....                   1,867,464
   NET ASSET VALUE, Offering and Redemption Price
     Per Share ....................................                       $9.03
                                                                          =====

   *  NON-INCOME PRODUCING SECURITY

  CL  CLASS

 MTN  MEDIUM TERM NOTE

 SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             SIRACH                                          SIRACH
                                            SPECIAL          SIRACH          SIRACH        STRATEGIC
                                             EQUITY          EQUITY          GROWTH         BALANCED
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ------------    ------------    ------------    ------------
INVESTMENT INCOME
Dividends .............................   $    204,145     $ 305,732       $   115,856      $118,753
Interest ..............................         17,360         9,748             1,926       255,130
Securities Lending ....................        159,474            --                --            --
Less: Foreign Taxes Withheld ..........         (1,252)       (2,363)             (691)         (713)
                                          ------------     ---------       -----------      --------
   TOTAL INCOME .......................        379,727       313,117           117,091       373,170
                                          ------------     ---------       -----------      --------

EXPENSES
Investment Advisory Fees ..............        490,151       243,140            67,674       117,926
Administration Fees ...................        178,865       101,663            26,589        49,257
Trustees' Fees ........................         10,112         4,794               578         2,108
Transfer Agent Fees ...................         46,680        37,551            26,950        29,762
Shareholder Servicing Fees ............         19,709        70,540             2,889           575
Registration and Filing Fees ..........         16,978        14,899            14,640        13,602
Legal Fees ............................         15,240        16,731               665         7,331
Audit Fees ............................         14,934        15,338            14,643        14,144
Printing Fees .........................         10,951        15,940                94         6,261
Custodian Fees ........................          6,989         3,626             1,058         3,279
Other Expenses ........................          2,996         1,748               447         9,898
                                          ------------     ---------       -----------      --------
   TOTAL EXPENSES .....................        813,605       525,970           156,227       254,143
                                          ------------     ---------       -----------      --------
Less:
 Fees Paid Indirectly -- Note 4 .......        (27,197)      (13,279)           (6,887)       (3,989)
                                          ------------     ---------       -----------      --------
   NET EXPENSES .......................        786,408       512,691           149,340       250,154
                                          ------------     ---------       -----------      --------
NET INVESTMENT INCOME (LOSS) ..........       (406,681)     (199,574)          (32,249)      123,016
                                          ------------     ---------       -----------      --------
NET REALIZED GAIN (LOSS)
   ON INVESTMENTS .....................     29,999,830       (22,173)        2,104,463       313,579
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ......    (27,904,074)      229,411        (1,328,323)      283,365
                                          ------------     ---------       -----------      --------
NET GAIN ON INVESTMENTS ...............      2,095,756       207,238           776,140       596,944
                                          ------------     ---------       -----------      --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................   $  1,689,075     $   7,664       $   743,891      $719,960
                                          ============     =========       ===========      ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2004             2003
                                                                   -------------    -------------
OPERATIONS:
  Net Investment Loss .........................................    $    (406,681)    $   (541,065)
  Net Realized Gain on Investments ............................       29,999,830          729,413
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ............................................      (27,904,074)      30,349,760
                                                                   -------------     ------------

  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .................................        1,689,075       30,538,108
                                                                   -------------     ------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Issued ......................................................        7,003,206       13,730,351
  Redeemed ....................................................     (109,202,958)     (24,806,893)
                                                                   -------------     ------------
  Net Decrease in Net Assets from Capital Share Transactions ..     (102,199,752)     (11,076,542)
                                                                   -------------     ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS .....................     (100,510,677)      19,461,566

NET ASSETS:
  Beginning of Year ...........................................      121,085,129      101,623,563
                                                                   -------------     ------------
  End of Year (Including Accumulated Net Investment
    Loss of $0 and $0, respectively) ..........................    $  20,574,452     $121,085,129
                                                                   =============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2004             2003
                                                                   -------------    -------------
OPERATIONS:
  Net Investment Loss .........................................      $  (199,574)     $   (61,507)
  Net Realized Loss on Investments ............................          (22,173)      (2,237,150)
  Net Change in Unrealized Appreciation
    on Investments ............................................          229,411        6,385,661
                                                                     -----------      ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .................................            7,664        4,087,004
                                                                     -----------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Issued ......................................................        3,374,801        8,677,730
  Redeemed ....................................................       (4,677,845)      (7,695,813)
                                                                     -----------      -----------
  Net Increase (Decrease) in Net Assets
    from Capital Share Transactions ...........................       (1,303,044)         981,917
                                                                     ------------     -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       (1,295,380)       5,068,921

NET ASSETS:
  Beginning of Year ...........................................       36,662,944       31,594,023
                                                                     -----------      ------------
  End of Year (Including Accumulated Net Investment
    Loss of $0 and $0, respectively) ..........................      $35,367,564      $36,662,944
                                                                     ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2004             2003
                                                                   -------------    -------------
OPERATIONS:
  Net Investment Loss..........................................     $    (32,249)     $    (1,647)
  Net Realized Gain (Loss) on Investments .....................        2,104,463       (1,223,164)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ............................................       (1,328,323)       3,453,530
                                                                    ------------      -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .................................          743,891        2,228,719
                                                                    ------------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Issued ......................................................          969,861        1,205,097
  Redeemed ....................................................      (18,740,038)      (4,788,420)
                                                                    ------------      ------------
  Net Decrease in Net Assets from Capital Share Transactions ..      (17,770,177)      (3,583,323)
                                                                    ------------      -----------
  TOTAL DECREASE IN NET ASSETS ................................      (17,026,286)      (1,354,604)

NET ASSETS:
  Beginning of Year ...........................................       20,260,249       21,614,853
                                                                    ------------      -----------
  End of Year (Including Accumulated Net Investment
    Loss of $0 and $0, respectively) ..........................     $  3,233,963      $20,260,249
                                                                    ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2004             2003
                                                                   -------------    -------------
OPERATIONS:
  Net Investment Income .......................................      $   123,016     $    218,903
  Net Realized Gain (Loss) on Investments .....................          313,579       (1,481,901)
  Net Change in Unrealized Appreciation
    on Investments ............................................          283,365        2,694,873
                                                                     -----------     ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .................................          719,960        1,431,875
                                                                     -----------     ------------
DIVIDENDS:
  Net Investment Income .......................................         (154,293)        (281,221)
                                                                     -----------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Issued ......................................................          992,556          591,875
  In Lieu of Cash Distributions ...............................          154,250          296,904
  Redeemed ....................................................       (3,037,173)     (12,890,153)
                                                                     -----------     ------------
  Net Decrease in Net Assets from Capital Share Transactions ..       (1,890,367)     (12,001,374)
                                                                     -----------     ------------
  TOTAL DECREASE IN NET ASSETS ................................       (1,324,700)     (10,850,720)

NET ASSETS:
  Beginning of Year ...........................................       18,180,946       29,031,666
                                                                     -----------     ------------
  End of Year (Including Undistributed Net Investment Income
    of $5,563 and $26,054, respectively) ......................      $16,856,246     $ 18,180,946
                                                                     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                               YEARS ENDED OCTOBER 31,
                                         --------------------------------------------------------------------
                                           2004          2003          2002(1)          2001           2000
                                         -------       --------       --------        --------       --------
Net Asset Value, Beginning
  of Year .......................        $  5.49       $   4.19       $   5.13        $  13.19       $  13.36
                                         -------       --------       --------        --------       --------
Income (Loss) from Operations:
Net Investment Loss .............          (0.03)*        (0.02)         (0.03)          (0.03)         (0.07)
Net Realized and Unrealized
  Gain (Loss) ...................           0.01*          1.32          (0.91)          (3.75)          4.40
                                         -------       --------       --------        --------       --------
Total from Operations ...........          (0.02)          1.30          (0.94)          (3.78)          4.33
                                         -------       --------       --------        --------       --------
Distributions:
   Net Realized Gain ............             --             --             --           (4.28)         (4.50)
                                         -------       --------       --------        --------       --------
Net Asset Value, End of Year ....        $  5.47       $   5.49       $   4.19        $   5.13       $  13.19
                                         =======       ========       ========        ========       ========
TOTAL RETURN+ ...................          (0.36)%        31.03%        (18.32)%        (37.24)%        36.47%
                                         =======       ========       ========        ========       ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
  (Thousands) ...................        $20,574       $121,085       $101,624        $127,815       $215,910
Ratio of Expenses to Average
  Net Assets ....................           1.12%          1.00%          0.95%           0.97%          0.88%
Ratio of Expenses to Average
  Net Assets (Excluding
  Fees Paid Indirectly) .........           1.16%          1.07%          0.98%(2)          --             --
Ratio of Net Investment Loss to
  Average Net Assets ............          (0.58)%        (0.51)%        (0.61)%         (0.54)%        (0.49)%
Portfolio Turnover Rate .........            149%           136%           175%            157%           143%

 *  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR UPON THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH SPECIAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH SPECIAL EQUITY PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS  DESIGNATED  AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                YEARS ENDED OCTOBER 31,
                                         --------------------------------------------------------------------
                                           2004           2003         2002(1)          2001           2000
                                         -------       --------       --------        --------       --------
Net Asset Value, Beginning
  of Year .......................        $  9.30        $  8.24        $  9.71         $ 17.42        $ 19.36
                                         -------        -------        -------         -------        -------
Income (Loss) from Operations:
Net Investment Loss .............          (0.05)*        (0.02)         (0.02)          (0.03)         (0.07)
Net Realized and Unrealized
  Gain (Loss) ...................           0.06*          1.08          (1.45)          (6.76)          1.65
                                         -------        -------        -------         -------        -------
Total from Operations ...........           0.01           1.06          (1.47)          (6.79)          1.58
                                         -------        -------        -------         -------        -------
Distributions:
  Net Realized Gain .............             --             --             --           (0.92)         (3.52)
                                         -------        -------        -------         -------        -------
Net Asset Value, End of Year ....        $  9.31        $  9.30        $  8.24        $  9.71         $17.42
                                         =======        =======        =======         =======        =======
TOTAL RETURN++ ..................           0.11%         12.86%        (15.14)%+       (40.64)%+        7.62%+
                                         =======        =======        =======         =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
  (Thousands) ...................        $35,368        $36,663        $31,594         $42,404        $73,491
Ratio of Expenses to Average
  Net Assets ....................           1.37%          1.18%          0.94%           0.90%          0.90%
Ratio of Expenses to Average
  Net Assets (Excluding Fees Paid
  Indirectly and/or Waivers) ....           1.41%          1.22%          1.43%           1.18%          1.05%
Ratio of Net Investment Loss to
  Average Net Assets ............          (0.53)%        (0.20)%        (0.19)%         (0.24)%        (0.43)%
Portfolio Turnover Rate .........            132%            76%            78%             92%            73%

  * PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
  + TOTAL  RETURN  WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
 ++ RETURNS  SHOWN DO NOT REFLECT THE  DEDUCTION OF TAXES THAT A  SHAREHOLDER
    WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR UPON THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH EQUITY PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                 YEARS ENDED OCTOBER 31,
                                          -------------------------------------------------------------------
                                           2004           2003         2002(1)          2001           2000
                                          ------        -------       --------         -------        -------
Net Asset Value,
  Beginning of Year .............         $ 6.02        $  5.36        $  6.08         $ 11.06        $ 14.63
                                          ------        -------        -------         -------        -------
Income (Loss) from Operations:
Net Investment Loss .............          (0.02)*        (0.00)**       (0.03)          (0.04)         (0.06)
Net Realized and Unrealized
  Gain (Loss) ...................           0.07*          0.66          (0.69)          (3.34)          2.00
                                          ------        -------        -------         -------        -------
Total from Operations ...........           0.05           0.66          (0.72)          (3.38)          1.94
                                          ------        -------        -------         -------        -------
Distributions:
  Net Realized Gain .............             --             --             --           (1.60)         (5.51)
                                          ------        -------        -------         -------        -------
Net Asset Value, End of Year ....         $ 6.07        $  6.02        $  5.36         $  6.08        $ 11.06
                                          ======        =======        =======         =======        =======
TOTAL RETURN+ ...................           0.83%         12.31%        (11.84)%        (34.30)%        14.69%
                                          ======        =======        =======         =======        =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
  (Thousands) ...................         $3,234        $20,260        $21,615         $31,634        $67,376
Ratio of Expenses to Average
  Net Assets ....................           1.44%          1.17%          1.32%           1.26%          1.09%
Ratio of Expenses to Average
  Net Assets (Excluding
  Fees Paid Indirectly) .........           1.50%          1.23%          1.35%(2)          --             --
Ratio of Net Investment Loss to
  Average Net Assets ............          (0.31)%        (0.01)%        (0.43)%         (0.47)%        (0.44)%
Portfolio Turnover Rate .........             82%            73%            73%             70%            71%

  * PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
 ** VALUE IS LESS THAN $0.01.
  + RETURNS  SHOWN DO NOT REFLECT THE  DEDUCTION  OF TAXES THAT A  SHAREHOLDER
    WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR UPON THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH GROWTH PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH GROWTH PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                               YEARS ENDED OCTOBER 31,
                                         --------------------------------------------------------------------
                                          2004           2003          2002(1)          2001           2000
                                         -------        -------        -------         -------        -------
Net Asset Value,
  Beginning of Year .............        $  8.75        $  8.12        $  8.77         $ 11.59        $ 12.32
                                         -------        -------        -------         -------        -------
Income (Loss) from Operations:
Net Investment Income ...........           0.06*          0.10           0.15            0.16           0.24
Net Realized and Unrealized
  Gain (Loss) ...................           0.30*          0.64          (0.65)          (1.98)          1.05
                                         -------        -------        -------         -------        -------
Total from Operations ...........           0.36           0.74          (0.50)          (1.82)          1.29
                                         -------        -------        -------         -------        -------
Dividends and Distributions:
  Net Investment Income .........          (0.08)         (0.11)         (0.15)          (0.21)         (0.25)
  Net Realized Gain .............             --             --             --           (0.79)         (1.77)
                                         -------        -------        -------         -------        -------
Total Dividends and
  Distributions .................          (0.08)         (0.11)         (0.15)          (1.00)         (2.02)
                                         -------        -------        -------         -------        -------
Net Asset Value, End of Year ....        $  9.03        $  8.75        $  8.12         $  8.77        $ 11.59
                                         =======        =======        =======         =======        =======
TOTAL RETURN+ ...................           4.08%          9.24%         (5.80)%        (16.62)%        11.07%
                                         =======        =======        =======         =======        =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
  (Thousands) ...................        $16,856        $18,181        $29,032         $54,867        $71,989
Ratio of Expenses to
  Average Net Assets ............           1.38%          1.20%          1.08%           1.05%          1.00%
Ratio of Expenses to Average
  Net Assets (Excluding
  Fees Paid Indirectly) .........           1.40%          1.24%          1.11%(2)          --             --
Ratio of Net Investment Income
  to Average Net Assets .........           0.68%          1.05%          1.60%           2.08%          1.99%
Portfolio Turnover Rate .........            156%           109%            92%            111%            68%

  * PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
    WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR UPON THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio and Sirach Strategic Balanced Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

      USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
      identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
      DELAYED DELIVERY TRANSACTIONS -- The Strategic Balanced Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. At October 31, 2004, the Strategic Balanced Portfolio held no securities on a when-issued or delayed delivery basis.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investment Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31, 2004, the administrator was paid 0.26% of the Portfolios' average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Portfolios had administration expenses reduced by the amounts shown below. The effect on the Portfolios' expense ratios, as a percentage of average net assets of the Portfolio for the year ended October 31, 2004, is as follows:

                                                                REDUCTION OF
                                                                  EXPENSE
SIRACH PORTFOLIOS                                   AMOUNT         RATIO
-----------------                                 ---------     ------------
Special Equity .............................       $27,197          0.04%
Equity .....................................        13,279          0.04%
Growth .....................................         6,887          0.06%
Strategic Balanced .........................         3,989          0.02%

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (U.S.) Holdings, Inc.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the Portfolios' average daily net assets as follows:

              SIRACH PORTFOLIOS                                 RATE
              -----------------                                ------
              Special Equity ..............................     0.70%
              Equity ......................................     0.65%
              Growth ......................................     0.65%
              Strategic Balanced ..........................     0.65%

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

SIRACH PORTFOLIOS                                  PURCHASES          SALES
-----------------                                ------------     ------------
Special Equity .............................     $101,113,951     $199,994,196
Equity .....................................       48,073,400       49,304,069
Growth .....................................        8,821,246       26,306,407
Strategic Balanced .........................       15,157,936       18,716,650

Purchases and sales of long-term U.S. Government securities were $10,709,963 and $8,751,106, respectively, for the Sirach Strategic Balanced Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Equity Portfolio or the Sirach Growth Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of net operating losses.

Permanent book and tax basis differences relating to net operating losses, paydowns and distribution reclasses may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
                                               UNDISTRIBUTED    ACCUMULATED
                                   PAID IN     NET INVESTMENT    REALIZED
SIRACH PORTFOLIOS                  CAPITAL         INCOME          LOSS
-----------------                 ----------   --------------   -----------
Special Equity                    $(406,681)      $406,681       $     --
Equity                             (199,574)       199,574             --
Growth                              (32,249)        32,249             --
Strategic Balanced                       --         10,786        (10,786)

These reclassifications had no impact on the net assets or net asset value of the Portfolios.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                  ORDINARY       LONG-TERM
SIRACH PORTFOLIOS                  INCOME       CAPITAL GAIN       TOTAL
------------------             -------------   --------------   -----------
Strategic Balanced
      2004                      $   154,293       $      --     $   154,293
      2003                          281,221              --         281,221

As of October 31, 2004, the components of Accumulated Losses were as follows:

                                                         SIRACH PORTFOLIOS
                                  -------------------------------------------------------------
                                     SPECIAL                                        STRATEGIC
                                     EQUITY           EQUITY          GROWTH         BALANCED
                                  ------------     ------------     -----------     -----------
Undistributed Ordinary Income     $         --     $         --     $        --     $     5,563
Capital Loss Carryforwards         (39,230,010)     (17,301,443)     (2,606,270)     (5,327,974)
Unrealized Appreciation              3,917,001        2,839,146         306,592       1,337,494
                                  ------------     ------------     -----------     -----------
Total Accumulated Losses          $(35,313,009)    $(14,462,297)    $(2,299,678)    $(3,984,917)
                                  ============     ============     ===========     ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                          EXPIRES         EXPIRES        EXPIRES        EXPIRES     TOTAL CAPITAL LOSS
SIRACH PORTFOLIOS          2009            2010            2011          2012         CARRYFORWARDS
-----------------      -----------     -----------     ----------     ---------     ------------------
Special Equity         $22,666,370     $16,563,640     $       --      $     --        $39,230,010
Equity                  11,665,044       3,335,449      2,156,219       144,731         17,301,443
Growth                          --       1,447,950      1,158,320            --          2,606,270
Strategic Balanced       2,200,821       1,681,264      1,445,889            --          5,327,974

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
During the year ended October 31, 2004 the Special Equity, the Growth and the Strategic Balanced Portfolios utilized $29,920,829, $1,974,348 and $196,244, respectively, of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were substantially the same. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2004, were as follows:

                          FEDERAL      APPRECIATED   DEPRECIATED    NET UNREALIZED
SIRACH PORTFOLIOS        TAX COST      SECURITIES     SECURITIES     APPRECIATION
-----------------      -------------   -----------   -----------    --------------
Special Equity          $16,736,588    $4,076,774     $(159,773)      $3,917,001
Equity                   32,783,236     3,337,018      (497,872)       2,839,146
Growth                    2,966,168       334,609       (28,017)         306,592
Strategic Balanced       15,515,121     1,385,894       (48,400)       1,337,494

8. CAPITAL SHARE TRANSACTIONS:

Transactions in Institutional Class Shares for the Portfolios were as follows:

                                                   YEAR           YEAR
                                                   ENDED          ENDED
                                                OCTOBER 31,    OCTOBER 31,
                                                   2004           2003
                                              --------------  -------------
SIRACH SPECIAL EQUITY PORTFOLIO:
Issued ......................................     1,218,371      2,997,155
Redeemed ....................................   (19,500,296)    (5,224,199)
                                               ------------    -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..................   (18,281,925)    (2,227,044)
                                               ============    ===========
SIRACH EQUITY PORTFOLIO:
Issued ......................................       356,813      1,034,758
Redeemed ....................................      (498,882)      (925,584)
                                               ------------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..................      (142,069)       109,174
                                               ============    ===========
SIRACH GROWTH PORTFOLIO:
Issued ......................................       154,683        224,834
Redeemed ....................................    (2,987,058)      (892,188)
                                               ------------    -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..................    (2,832,375)      (667,354)
                                               ============    ===========
SIRACH STRATEGIC BALANCED PORTFOLIO:
Issued ......................................       110,327         72,489
In Lieu of Cash Distributions ...............        17,244         36,852
Redeemed ....................................      (337,522)    (1,605,255)
                                               ------------    -----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..................      (209,951)    (1,495,914)
                                               ============    ===========

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
9. SECURITIES LENDING:

The Sirach Special Equity Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities are fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral is maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower is required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. As of October 31, 2004, there were no securities on loan.

10. OTHER:

At October 31, 2004 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                               NO. OF           %
SIRACH PORTFOLIOS                           SHAREHOLDERS    OWNERSHIP
-----------------                           ------------   -----------
Special Equity ..........................        2             76
Equity ..................................        1             82
Growth ..................................        3             44
Strategic Balanced ......................        2             60

Each of these shareholders is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11 SUBSEQUENT EVENT:

At a board meeting held November 16, 2004, the Board of Trustees of the Trust approved the plan of liquidation of the Sirach Portfolios. The termination of the Portfolios was completed on December 20, 2004.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Sirach Special Equity Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Strategic Balanced Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio and Sirach Strategic Balanced Portfolio (four of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As explained in Note 11, the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio and Sirach Strategic Balanced Portfolio were liquidated on December 20, 2004 pursuant to a Plan of Liquidation approved by the shareholders of the portfolios and Board of Trustees of the Trust.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained by calling 1-800-932-7781. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                 INNER CIRCLE FUND
  NAME, ADDRESS,       HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      AGE(1)           THE TRUST      TIME SERVED(2)     DURING PAST 5 YEARS            MEMBER            HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY          Trustee      (Since 1993)    Vice Chairman of Ameritrust           43           Trustee of The Advisors'
77 yrs. old                                          Texas N.A., 1989-1992, and                         Inner Circle Fund II, The
                                                     MTrust Corp., 1985-1989.                           MDL Funds, and The
                                                                                                        Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON     Trustee      (Since 1993)    Pennsylvania State                    43           Member and Treasurer,
87 yrs. old                                          University, Senior Vice                            Board of Trustees of Grove
                                                     President, Treasurer                               City College. Trustee of
                                                     (Emeritus); Financial and                          The Advisors' Inner Circle
                                                     Investment Consultant,                             Fund II, The MDL Funds,
                                                     Professor of Transportation                        and The Expedition Funds.
                                                     since 1984; Vice President-
                                                     Investments, Treasurer,
                                                     Senior Vice President
                                                     (Emeritus), 1982-1984.
                                                     Director, Pennsylvania
                                                     Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS        Trustee      (Since 1993)    Private investor from 1987            43           Trustee of The Advisors'
75 yrs. old                                          to present. Vice President                         Inner Circle Fund II, The
                                                     and Chief Financial                                MDL Funds, and The
                                                     Officer, Western Company of                        Expedition Funds.
                                                     North America (petroleum
                                                     service company), 1980-1986.
                                                     President of Gene Peters and
                                                     Associates (import company),
                                                     1978-1980. President and
                                                     Chief Executive Officer of
                                                     Jos. Schlitz Brewing
                                                     Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      52-53

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                 INNER CIRCLE FUND
  NAME, ADDRESS,       HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      AGE(1)           THE TRUST      TIME SERVED(2)     DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

JAMES M. STOREY         Trustee      (Since 1994)    Attorney, solo                        43           Trustee of The Advisors'
73 yrs. old                                          practictioner since 1994.                          Inner Circle Fund II, The
                                                     Partner, Dechert (law                              MDL Funds, The Expedition
                                                     firm), September                                   Funds, State Street
                                                     1987-December 1993.                                Research Funds,
                                                                                                        Massachusetts Health and
                                                                                                        Education Tax-Exempt
                                                                                                        Trust, SEI Asset
                                                                                                        Allocation Trust, SEI
                                                                                                        Daily Income Trust, SEI
                                                                                                        Index Funds, SEI
                                                                                                        Institutional
                                                                                                        International Trust, SEI
                                                                                                        Institutional Investments
                                                                                                        Trust, SEI Institutional
                                                                                                        Managed Trust, SEI Liquid
                                                                                                        Asset Trust and SEI Tax
                                                                                                        Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR. Trustee      (Since 1999)    Chief Executive Officer,              43           Trustee, State Street
62 yrs. old                                          Newfound Consultants, Inc.                         Navigator Securities
                                                     since April 1997. General                          Lending Trust, since 1995.
                                                     Partner, Teton Partners,                           Trustee of The Advisors'
                                                     L.P., June 1991-December                           Inner Circle Fund II, The
                                                     1996; Chief Financial                              MDL Funds, The Expedition
                                                     Officer, Nobel Partners,                           Funds, SEI Asset
                                                     L.P., March 1991-December                          Allocation Trust, SEI
                                                     1996; Treasurer and Clerk,                         Daily Income Trust, SEI
                                                     Peak Asset Management,                             Index Funds, SEI
                                                     Inc., since 1991.                                  Institutional
                                                                                                        International Trust, SEI
                                                                                                        Institutional Investments
                                                                                                        Trust, SEI Institutional
                                                                                                        Managed Trust, SEI Liquid
                                                                                                        Asset Trust, SEI Tax
                                                                                                        Exempt Trust, SEI Absolute
                                                                                                        Return Master Fund, L.P.,
                                                                                                        SEI Opportunity Master
                                                                                                        Fund, L.P., SEI Absolute
                                                                                                        Return Fund, L.P. and SEI
                                                                                                        Opportunity Fund L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      54-55

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
                      POSITION(S)      OFFICE AND                                  INNER CIRCLE FUND        OTHER DIRECTORSHIPS
  NAME, ADDRESS,       HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD           HELD BY BOARD
      AGE(1)           THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS         MEMBER/OFFICER           MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER       Chairman      (Since 1991)    Currently performs various            43           Trustee of The Advisors'
58 yrs. old           of the Board                   services on behalf of SEI                          Inner Circle Fund II,
                      of Trustees                    Investments for which Mr.                          Bishop Street Funds, The
                                                     Nesher is compensated.                             Expedition Funds, The MDL
                                                     Executive Vice President of                        Funds, SEI Asset Allocation
                                                     SEI Investments, 1986-1994.                        Trust, SEI Daily Income
                                                     Director and Executive Vice                        Trust, SEI Index Funds, SEI
                                                     President of the                                   Institutional International
                                                     Administrator and the                              Trust, SEI Institutional
                                                     Distributor, 1981-1994.                            Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt
                                                                                                        Trust, SEI Opportunity
                                                                                                        Master Fund, LP., SEI
                                                                                                        Opportunity Fund, L.P., SEI
                                                                                                        Absolute Return Master
                                                                                                        Fund, L.P., SEI Absolute
                                                                                                        Return Fund, L.P., SEI
                                                                                                        Global Master Fund, PLC,
                                                                                                        SEI Global Assets Fund,
                                                                                                        PLC, SEI Global Investments
                                                                                                        Fund, PLC and SEI
                                                                                                        Investments Global,
                                                                                                        Limited.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN        Trustee      (Since 1992)    Self-employed consultant            43             Director of SEI Investments
1701 Market Street                                   since 2003. Partner,                               Company and SEI Investments
Philadelphia, PA 19103                               Morgan, Lewis & Bockius LLP                        Distribution Co., Trustee of
64 yrs. old                                          (law firm), counsel to the                         The Advisors' Inner Circle
                                                     Trust, SEI Investments, the                        Fund II, The MDL Funds, The
                                                     Administrator and the                              Expedition Funds, SEI Asset
                                                     Distributor from 1976-2003.                        Allocation Trust, SEI Daily
                                                     Director of the Distributor                        Income Trust, SEI Index
                                                     since 2003. Director of SEI                        Funds, SEI Institutional
                                                     Investments since 1974;                            International Trust, SEI
                                                     Secretary of SEI                                   Institutional Investments
                                                     Investments since 1978.                            Trust, SEI Institutional
                                                                                                        Managed Trust, SEI Liquid
                                                                                                        Asset Trust and SEI Tax
                                                                                                        Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA     President     (Since 2003)    Senior Operations Officer,          N/A                        N/A
42 yrs. old                                          SEI Investments, Fund
                                                     Accounting and
                                                     Administration (since
                                                     1996); Assistant Chief
                                                     Accountant for the U.S.
                                                     Securities and Exchange
                                                     Commission's Division of
                                                     Investment Management
                                                     (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      56-57

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                        TERM OF                                     IN THE ADVISORS'
                      POSITION(S)     OFFICE AND                                   INNER CIRCLE FUND
  NAME, ADDRESS,       HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE(1)           THE TRUST      TIME SERVED        DURING PAST 5 YEARS            OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

PETER GOLDEN          Controller      (Since 2004)   Director, SEI Investments,           N/A                       N/A
40 yrs. old            and Chief                     Fund Accounting and
                       Financial                     Administration since June
                        Officer                      2001. From March 2000 to
                                                     2001, Vice President of
                                                     Funds Administration for
                                                     J.P. Morgan Chase & Co.
                                                     From 1997 to 2000, Vice
                                                     President of Pension and
                                                     Mutual Fund Accounting for
                                                     Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI       Chief        (Since 2004)   Vice President and                   N/A                       N/A
36 yrs. old           Compliance                     Assistant Secretary of SEI
                        Officer                      Investments Global Funds
                                                     Services and SEI
                                                     Investments Distribution
                                                     Co. from 2000-2004; Vice
                                                     President, Merrill Lynch &
                                                     Co. Asset Management Group
                                                     from 1998-2000; Associate
                                                     at Pepper Hamilton LLP from
                                                     1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE             Vice         (Since 2004)   Employed by SEI Investments          N/A                       N/A
36 yrs. old            President                     Company since 2004. Vice
                          and                        President, Deutsche Asset
                       Secretary                     Management from 2003-2004.
                                                     Associate, Morgan, Lewis &
                                                     Bockius LLP from 2000-2003.
                                                     Counsel, Assistant Vice
                                                     President, ING Variable
                                                     Annuities Group from
                                                     1999-2000. Senior Counsel,
                                                     the Dreyfus Corporation.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         Vice         (Since 2000)   General Counsel, Vice                N/A                       N/A
36 yrs. old            President                     President and Secretary of
                          and                        SEI Investments Global
                       Assistant                     Funds Services since 1999;
                       Secretary                     Associate, Dechert (law
                                                     firm) from 1997-1999;
                                                     Associate, Richter, Miller
                                                     & Finn (law firm) from
                                                     1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA              Vice         (Since 2002)   Middle Office Compliance             N/A                       N/A
41 yrs. old            President                     Officer at SEI Investments
                          and                        since 2000; Supervising
                       Assistant                     Examiner at Federal Reserve
                       Secretary                     Bank of Philadelphia from
                                                     1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON      Vice         (Since 2004)   Employed by SEI Investments          N/A                       N/A
40 yrs. old            President                     Company since 2004. General
                          and                        Counsel, Citco Mutual Fund
                       Assistant                     Services from 2003-2004,
                       Secretary                     Vice President and
                                                     Assistant Counsel from
                                                     2001-2003 and Vice
                                                     President and Assistant
                                                     Counsel, Oppenheimer Funds
                                                     from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 194.


                                      58-59

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolios' costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolios actual returns, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio's had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                      BEGINNING      ENDING                     EXPENSES
                                       ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                                        VALUE        VALUE         EXPENSE       DURING
                                      04/30/04      10/31/04       RATIOS       PERIOD*
----------------------------------------------------------------------------------------
SIRACH SPECIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares            $1,000.00    $  990.90        1.42%        $7.11

HYPOTHETICAL 5% RETURN
Institutional Class Shares             1,000.00     1,018.00        1.42%         7.20

--------------------------------------------------------------------------------------
SIRACH EQUITY PORTFOLIO
--------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares            $1,000.00    $  993.60        1.56%        $7.82

HYPOTHETICAL 5% RETURN
Institutional Class Shares             1,000.00     1,017.29        1.56%         7.91

--------------------------------------------------------------------------------------
SIRACH GROWTH PORTFOLIO
--------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares            $1,000.00    $  977.50        1.59%        $7.90

HYPOTHETICAL 5% RETURN
Institutional Class Shares             1,000.00     1,017.14        1.59%         8.06

--------------------------------------------------------------------------------------
SIRACH STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares            $1,000.00    $1,018.80        1.44%        $7.31

HYPOTHETICAL 5% RETURN
Institutional Class Shares             1,000.00     1,017.90        1.44%         7.30

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended October 31, 2004, the percentage of income earned from direct Treasury obligations for the Sirach Bond and Strategic Balanced Portfolios was 12.93% and 13.78%, respectively.

                                                      DIVIDENDS
                                                    QUALIFYING FOR
                                                      CORPORATE
                                      ORDINARY        DIVIDENDS      QUALIFYING
                                       INCOME         RECEIVABLE      DIVIDEND
PORTFOLIO                           DISTRIBUTIONS     DEDUCTION      INCOME (1)
-----------                         -------------   --------------   -----------
Strategic Balanced ..............      100.00%          83.17%         88.40%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

                                     NOTES

                                     NOTES

                              THE SIRACH PORTFOLIOS
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  877-474-7224

                                    ADVISER:
                         Sirach Capital Management, Inc.
                                 520 Pike Street
                                   Suite 2800
                                Seattle, WA 98101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


  This information must be preceded or accompanied by a current prospectus for the Portfolios described.


SIR-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.